Statements of Cash Flows (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Sep. 30, 2015	Sep. 30, 2014
Quarter Three Report [Member]
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.			$ (13,086,489)	$ (3,349,066)
Net loss attributable to noncontrolling interest				(40,677)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense			$ 16,471	13,732
Amortization of debt issue costs			117,098	103,388
Amortization of debt discount			1,621,257	1,099,400
Amortization of patent			3,705	$ 2,174
Amortization of GE trademark license			1,826,087
Change in fair value of derivative liabilities			$ 7,357,719	$ (433,902)
Derivative expense				568,486
Recognition of unvested share compensation - related party				$ 46,875
Stock options issued for services - related parties			$ 62,500
Change in operating assets and liabilities:
Accounts receivable			(116,878)
Prepaid expenses			11,583	$ (44,634)
Inventory			(514,186)
Royalty payable			(178,043)
Other			(22,999)	$ (27,020)
Accounts payable & accrued expenses			36,239	722,632
Net cash used in operating activities			(2,865,936)	(1,338,612)
Cash flows from investing activities:
Purchase of property & equipment			(3,053)	(180,895)
Payment of patent costs			(28,302)	(9,200)
Net cash used in investing activities			$ (31,355)	(190,095)
Cash flows from financing activities:
Direct issue costs paid				(69,944)
Proceeds from issuance of convertible notes				$ 2,270,100
Stock issued in exchange for interest			$ 429,646
Repayments of notes			$ (77,201)	$ (33,342)
Repayments of notes - related party				(26,108)
Proceeds from issuance of stock			$ 1,970,832	1,000
Net cash provided by financing activities			2,323,277	2,141,706
(Decrease) Increase cash and cash equivalents			(574,014)	612,999
Cash and cash equivalents at beginning of period	$ 1,241,487	$ 1,132,974	1,241,487	1,132,974
Cash and cash equivalents at end of period			$ 667,473	1,745,973
Supplementary disclosure of non-cash financing activities:
Reduction in principal balance of notes from escrow balance				40,000
Debt discount recorded on convertible debt accounted for as a derivative liability				2,249,459
Reclassification of derivative liability to additional paid-in-capital				214,769
Cash paid during the year for:
Interest			$ 457,297	16,658
Quarter One Report [Member]
Cash flows from operating activities:
Net loss attributable to Safety Quick Lighting & Fans Corp.	(1,543,413)	$ (652,152)
Net loss attributable to noncontrolling interest	(2)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation expense	5,404	$ 2,763
Amortization of debt issue costs	38,612	29,794
Amortization of debt discount	536,402	262,528
Amortization of patent	1,015	$ 654
Amortization of GE trademark license	602,006
Change in fair value of derivative liabilities	$ 272,992	$ 89,779
Stock options issued for services - related parties		$ 15,625
Change in operating assets and liabilities:
Accounts receivable	$ (1,419,217)
Prepaid expenses	13,729	$ 26,490
Royalty payable	(75,130)
Other	(5,334)	$ (23,510)
Accounts payable & accrued expenses	694,946	82,524
Net cash used in operating activities	(1,423,976)	(345,063)
Cash flows from investing activities:
Purchase of property & equipment	(1,490)	(108,060)
Payment of patent costs	(5,956)	(8,700)
Net cash used in investing activities	(7,446)	$ (116,760)
Cash flows from financing activities:
Stock issued in exchange for interest	400,311
Repayments of notes	$ (25,682)	$ (24,197)
Repayments of notes - related party		(5,356)
Net cash provided by financing activities	$ 374,629	(29,553)
(Decrease) Increase cash and cash equivalents	(1,056,793)	(491,376)
Cash and cash equivalents at beginning of period	1,241,487	1,132,977	$ 1,241,487	$ 1,132,977
Cash and cash equivalents at end of period	$ 184,694	$ 641,601
Supplementary disclosure of non-cash financing activities:
Conversion of note payable and accrued interest to convertible note
Debt forgiveness - related parties
Loss on debt extinguishment - related party
Sale of subsidiary ownership
Reacquired subsidiary ownership
Debt discount recorded on convertible debt accounted for as a derivative liability
Reclassification of derivative liability to additional paid-in-capital
Cash paid during the year for:
Interest	$ 4,964	$ 5,803
Income taxes